Share-based payments - Summary of Share-based Payment Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	£ 90	£ 74	£ 74
Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	83	70	71
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	52	34	27
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	24	30	38
Other schemes, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	7	6	6
Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	7	4	3
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	4	2	2
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	3	2	1
Other schemes, cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	£ 0	£ 0	£ 0